Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation [Abstract]
Share-based compensation plans outstanding

The following table summarizes equity-settled share option grants for plans that existed during the period:

	Number of
	options awarded		Contractual
Plan	(since inception)	Vesting conditions	life of options
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 SOIP:
Executives and directors	3,277,044	1 year, 3 year and 4 years’ service from the date of grant, quarterly and annually	10 years
Employees	1,811,687	4 years’ service from the date of grant, annually	10 years

Number and weighted average exercise prices of options under share option programs

The number and weighted-average exercise prices (in CHF) of options under the share option programs for Plans C1 and the 2016 SOIP are as follows:

		Weighted-	Weighted-
		average	average
	Number of	exercise price	remaining
	options	(CHF)	term (years)
Outstanding at January 1, 2020	1,981,629	5.93	8.3
Forfeited during the year	(53,591)	6.03	—
Expired during the year	(26,729)	4.38	—
Exercised during the year	(73,669)	2.00	—
Granted during the year	1,073,027	6.29	—
Outstanding at December 31, 2020	2,900,667	5.90	8.2
Exercisable at December 31, 2020	1,099,015	5.49	7.0
Outstanding at January 1, 2021	2,900,667	5.90	8.2
Forfeited during the year	(207,331)	6.13	—
Exercised during the year	(218,561)	4.97	—
Granted during the year	1,110,914	6.34	—
Outstanding at December 31, 2021	3,585,689	6.21	7.8
Exercisable at December 31, 2021	1,613,242	6.13	6.8
Outstanding at January 1, 2022	3,585,689	6.21	7.8
Forfeited during the year	(304,738)	6.32	—
Exercised during the year	(110,250)	0.15	—
Granted during the year	1,090,316	3.18	—
Outstanding at December 31, 2022	4,261,017	5.65	7.6
Exercisable at December 31, 2022	2,345,648	6.41	6.6

Outstanding options, exercise price range and expiry dates

The outstanding stock options as of December 31, 2022 have the following range of exercise prices:

		Range of
		expiration
	Total options	dates
Range of exercise prices
CHF 0.15	97,875	2022–2026
CHF 9.53	223,646	2027
USD 5.04 to USD 12.30	2,864,408	2028–2031
USD 2.76 to USD 4.57	1,075,088	2032
Total outstanding options	4,261,017

Weighted-average assumptions

	For the Year Ended
	December 31,
	2022	2021	2020
Exercise price (USD)	2.76-4.57	5.31-7.72	5.04-9.16
Share price (weighted average)	3.44	6.95	7.11
Risk-free interest rate	0-2.4%	0%	0%
Expected volatility	67-80%	80%	80%
Expected term (in years)	5.5 - 6.25	5.1 - 6	5.5 - 6
Dividend yield	—	—	—

Summary of non-vested share awards (restricted share and restricted share units)

A summary of non-vested share awards (restricted share and restricted share units) activity as of December 31, 2022 and changes during the year then ended is presented below:

			Contractual
	Number of		life of non-
	share awards		vested share
Grantee type	granted	Vesting conditions	awards
Restricted share units
Directors	159,025	1 year service from date of grant, annually	10 years
Executives	274,872	3 year and 4 years’ service from the date of grant, quarterly and semi-annually	10 years

		Weighted-
	Number of	average
	non-vested	grant date fair
	shares	value (CHF)
Non-vested at January 1, 2020	42,763	9.52
Forfeited during the year	(11,828)	9.47
Expired during the year	(7,804)	9.52
Exercised during the year	(84,638)	9.51
Granted during the year	—	—
Vested during the year	(23,269)	9.52
Non-vested at December 31, 2020	19,494	9.51
Vested and exercisable at December 31, 2020	49,289	9.47
Non-vested at December 31, 2020	19,494	9.51
Exercised during the year	(2,471)	9.46
Vested during the year	(18,697)	9.52
Non-vested at December 31, 2021	797	9.41
Vested and exercisable at December 31, 2021	65,515	9.48
Non-vested at December 31, 2021	797	9.41
Granted during the year	239,194	3.06
Vested during the year	(23,505)	3.28
Non-vested at December 31, 2022	216,486	3.06
Vested and exercisable at December 31, 2022	89,020	7.84